Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued expenses and other current liabilities [Abstract]
Logistics expenses accruals			¥ 37,547	¥ 23,254
Advances from customers			18,318	9,596
Outsourced labor cost payable			4,342	7,934
Salary and welfare payable			¥ 17,686	8,000
Deferred government subsidy				3,030
Professional fee accruals			¥ 6,136	2,690
Marketing expenses accruals			12,507	4,859
Other tax payable			7,898	¥ 4,914
Receipt on behalf of merchants on Maikefeng marketplace	[1]		42,471
Others			3,954	¥ 2,509
Accrued expenses and other current liabilities		$ 23,288	¥ 150,859	¥ 66,786

[1]	Receipt on behalf of merchants on Maikefeng marketplace represents amount received from end customers on behalf of and payable to merchants on Maikefeng marketplace.